CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		$ 0.00001		$ 0.00001
Convertible Preferred Shares, Authorized	0		78,108,625
Convertible Preferred Shares, Issued	0		78,108,625
Convertible Preferred Shares, Outstanding	0		78,108,625
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 615,044
Series A One Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		67,802,375
Convertible Preferred Shares, Issued	0		67,802,375
Convertible Preferred Shares, Outstanding	0		67,802,375
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 576,129
Series A Two Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		11,671,400
Convertible Preferred Shares, Issued	0		11,671,400
Convertible Preferred Shares, Outstanding	0		11,671,400
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 125,244
Series B Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		160,481,700
Convertible Preferred Shares, Issued	0		160,481,700
Convertible Preferred Shares, Outstanding	0		160,481,700
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 2,687,801
Series B One Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		137,868,350
Convertible Preferred Shares, Issued	0		133,272,750
Convertible Preferred Shares, Outstanding	0		133,272,750
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 3,404,960
Series B Two Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		35,965,675
Convertible Preferred Shares, Issued	0		35,965,675
Convertible Preferred Shares, Outstanding	0		35,965,675
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 1,056,715
Series C Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares		0.00001		0.00001
Convertible Preferred Shares, Authorized	0		265,302,225
Convertible Preferred Shares, Issued	0		79,590,650
Convertible Preferred Shares, Outstanding	0		79,590,650
Convertible Preferred Shares, Redemption Value | ¥	¥ 0		¥ 2,111,790
Common Class A [Member]
Common stock par or stated value per share | $ / shares		0.00001		0.00001
Common Stock Shares Authorized	8,850,000,000		3,492,799,650
Common Stock Shares Issued	971,341,066		131,955,575
Common Stock Shares Outstanding	928,296,786		31,513,000
Common Class B [Member]
Common stock par or stated value per share | $ / shares		0.00001		0.00001
Common Stock Shares Authorized	750,000,000		750,000,000
Common Stock Shares Issued	429,846,136		331,234,375
Common Stock Shares Outstanding	429,846,136		331,234,375
Common Class C [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Common Stock Shares Authorized	400,000,000		0
Common Stock Shares Issued	178,618,464		0
Common Stock Shares Outstanding	178,618,464		0